CAPITAL RESERVE- Summary of Capital Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 79,909	$ 34,212	$ 12,931
Exercise of warrants and options	0		220
Issue of ordinary shares , net of issuance costs	7,619	35,910	3,430
Transfer between reserves upon IPO		0
Ending balance	87,109	79,909	34,212
CAPITAL RESERVE
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	55,953	19,979	16,007
Exercise of warrants and options	151		545
Issue of ordinary shares , net of issuance costs	7,619	35,910	3,427
Transfer between reserves upon IPO		64
Ending balance	$ 63,723	$ 55,953	$ 19,979